Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2018
Investments Debt And Equity Securities [Abstract]
Summary of Short-term Investments

The following is a summary of short-term investments at June 30, 2018:

	June 30, 2018
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$200	$—	$—	$200
Corporate debt securities	10,253	2	—	10,255
Total	$10,453	$2	$—	$10,455

The following is a summary of short-term investments at December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$1,462	$—	$—	$1,462
Corporate debt securities	7,149	—	(3)	7,146
Total	$8,611	$—	$(3)	$8,608